Subsequent Events	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required recognition or disclosure in the condensed financial statements.

NOTE 8—SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements was issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On January 19, 2021, the Company entered into a convertible promissory note with Dragoneer Growth Opportunities Holdings II (the “Sponsor”) pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $2,000,000 (the “Note”). The Note is non-interest bearing and due on the date on which the Company consummates a Business Combination. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Note;
however, no proceeds from the Trust Account may be used for such repayment. If such funds are insufficient to repay the Note, the unpaid amounts would be forgiven. Up to $2,000,000 of the Note may be converted into shares at a price of $10.00 per share at the option of the Sponsor. The shares would be identical to the Private Placement Shares.

NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than the below, that would have required recognition or disclosure in the condensed financial statements.
On July 23, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among the Company, Redwood Opportunity Merger Sub, Inc., a Delaware corporation, Redwood Merger Sub LLC, a Delaware limited liability company, and Papay Topco, Inc., a Delaware corporation, which is the owner of Cvent, Inc. Concurrently with the execution of the Business Combination Agreement, the Company entered into Subscription Agreements with certain investors, which agreements provide for binding subscriptions to purchase an aggregate of 47,500,000 shares of the post-transaction combined business for a purchase price of $10.00 per share, for aggregate gross proceeds of $475,000,000.